Other assets and other liabilities - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Miscellaneous assets [abstract]
Advance payments and prepaid expenses	¥ 668,544	¥ 606,389
Income taxes receivable and other taxes receivable	203,310	253,267
Net defined benefit assets	86,914	71,536
Insurance contract assets	47,715	56,975
Other	180,655	194,573
Total	1,187,138	1,182,740
Current assets	621,209	669,335
Non-current assets	¥ 565,929	¥ 513,405